Intangible Assets - Additional Information (Detail) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	£ 849.9	£ 849.9	£ 1,451.9	£ 1,359.5
Amortisation and impairment of acquired intangible assets		727.9	61.9	97.8
Goodwill impairment		63.6	£ 37.9	1.8
Global Integrated Agencies
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		40.3
Specialist Agencies
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill		£ 23.3
First Step
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate	0.00%	0.00%	0.00%
Discount rate applied to cash flow projections	14.70%	14.70%	15.50%
Range of Pre-tax Discount Rates for Global Cash Generating Units
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	13.70%	13.70%	14.50%
Range of Pre-tax Discount Rates for Geographic Regions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	10000000000.00%	10000000000.00%
Second Step
Disclosure of detailed information about intangible assets [line items]
Assumed annual long-term growth rate	2.00%	2.00%	2.00%
Management forecasts for a projection period		five years
Bottom of Range | Range of Pre-tax Discount Rates for Geographic Regions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.60%	12.60%	14.00%
Top of Range | Range of Pre-tax Discount Rates for Geographic Regions
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	28.40%	28.40%	22.60%
Brand names
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	£ 134.6	£ 134.6	£ 142.3
Impairment loss recognised in profit or loss, intangible assets other than goodwill		650.1	1.4	£ 47.9
Customer-related intangibles
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	108.2	108.2	120.3
Other acquired intangible assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	101.4	£ 101.4	£ 26.1
Wunderman Thompson
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangible assets	430.8
VMLY&R
Disclosure of detailed information about intangible assets [line items]
Amortisation and impairment of acquired intangible assets	£ 202.3